Derivative Financial Instruments designated to Hedge Accounting (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ 69,969	R$ 40,945
Notional
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	7,406,787	1,650,694
Notional | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	696,626	698,917
Notional | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	6,710,161	951,777
Fair value
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	7,265,703	1,641,921
Fair value | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	653,009	697,059
Fair value | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	6,612,694	944,862
MTM (a)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(139,059)	(8,773)
MTM (a) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(41,592)	(1,858)
MTM (a) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(97,467)	(6,915)
Notional SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	7,281,706	1,629,806
Notional SWAP | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	696,626	678,597
Notional SWAP | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	6,585,080	951,209
SWAP
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	7,390,129	(1,618,608)
SWAP | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	738,911	(675,381)
SWAP | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	6,651,218	(943,227)
MTM total (b)
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	114,140	10,006
MTM total (b) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	44,311	2,440
MTM total (b) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	69,829	7,566
Profit and Loss ((a)+(b))
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	(24,919)	1,233
Profit and Loss ((a)+(b)) | IPCA CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	2,719	582
Profit and Loss ((a)+(b)) | Fixed rated CDB [Member]
Derivative Financial Instruments designated to Hedge Accounting [Line Items]
Derivative Financial Instruments	R$ (27,638)	R$ 651